CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016	Sep. 30, 2015
Condensed Consolidated Statements Of Operations
Revenue from Services								$ 588
OPERATING EXPENSES -
General and administrative expenses	$ (1,186)	$ (2,423)		$ (1,106)	$ (2,380)	$ (4,505)		(7,516)	$ (5,317)
Other income						102
OPERATING LOSS	(1,186)	(2,423)		(1,106)	(2,380)	(4,403)		(6,928)	(5,317)
FINANCIAL EXPENSES (INCOME), net	712	158		(75)	1,652	199		1,728	2,145
LOSS FROM EXTINGUISHMENT OF DEBENTURE					615
LOSS (GAIN) FROM CHANGE IN FAIR VALUE OF WARRANTS LIABILITY	(1,382)	(244)		219	(1,719)	946		(1,390)
NET LOSS BEFORE INCOME TAXES AND EQUITY EARNINGS (LOSSES)	(516)	(2,337)		(1,250)	(2,928)	(5,548)		(7,266)	(7,462)
Income Taxes	(45)				(45)			(52)
NET LOSS BEFORE EQUITY INCOME (LOSSES)	(561)	(2,337)			(2,973)	(5,548)
EQUITY INCOME IN NON-CONSOLIDATED AFFILIATES	6,441				6,808			5,961
EQUITY INCOME (LOSSES) IN NON CONSOLIDATED SUBSIDIARIES	196	(475)		(38)	260	(1,145)		(444)
NET INCOME (LOSS) FOR THE PERIOD	$ 6,076	$ (2,812)		$ (1,288)	$ 4,095	$ (6,693)		$ (1,801)	$ (7,462)
Net loss per common share - basic and diluted ( in dollars per share)	$ 2.58	$ (1.62)		$ (0.95)	$ 1.81	$ (4.13)		$ (0.99)	$ (11.39)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	2,351,187	1,736,709	[1]	1,361,628	2,258,830	1,620,485	[1]	1,814,668	654,859

[1]	Retrospectively adjusted to reflect the 130-for-1 reverse stock split